Goodwill (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Goodwill, Gross	$ 67,700,000	$ 67,700,000	$ 67,800,000
Goodwill, Impaired, Accumulated Impairment Loss	59,500,000	59,700,000	12,500,000
Increase In Goodwill Asset and Contingent Liability	166,000
Decrease In Goodwill Asset and Deferred Tax Liability	$ 64,000